Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets - Other intangible assets	Intangible assets - Other intangible assetsThe detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2020, 2019, and 2018 is as follows:

EUR million
	Estimated useful life	31 December 2019	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2020
With indefinite useful life:
Brand names		42	—	—		—	(5)	37
With finite useful life:
IT developments	3 -7 years	7,945	1,123	(34)		(224)	(910)	7,900
Other		1,276	328	1		(17)	(149)	1,439
Accumulated amortisation		(5,686)	35	49	(896)	105	584	(5,809)
Development		(5,139)	—	49	(792)	88	487	(5,307)
Other		(547)	35	—	(104)	17	97	(502)
Impairment losses		(136)	—	—	(142)	136	12	(130)
Of which addition		—	—	—	(142)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,441	1,486	16	(1,038)	—	(468)	3,437

EUR million
	Estimated useful life	31 December 2018	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2019
With indefinite useful life:
Brand names		36	2	2		—	2	42
With finite useful life:
IT developments	3-7 years	7,134	1,374	(19)		(639)	95	7,945
Other		1,510	1	(24)		(248)	37	1,276
Accumulated amortisation		(5,432)	—	8	(966)	806	(102)	(5,686)
Development		(4,743)	—	4	(874)	570	(96)	(5,139)
Other		(689)	—	4	(92)	236	(6)	(547)
Impairment losses		(154)	—	—	(73)	81	10	(136)
Of which addition		—	—	—	(75)	—	—	—
liberation		—	—	—	2	—	—	—
		3,094	1,377	(33)	(1,039)	—	42	3,441

EUR million
	Estimated useful life	31 December 2017	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2018
With indefinite useful life:
Brand names		35	—	—		—	1	36
With finite useful life:
IT developments	3-7 years	6,945	1,468	1		(1,102)	(178)	7,134
Other		1,560	1	12		(50)	(13)	1,510
Accumulated amortisation		(5,386)	—	(1)	(1,253)	1,035	173	(5,432)
Development		(4,721)	—	(1)	(1,153)	985	147	(4,743)
Other		(665)	—	—	(100)	50	26	(689)
Impairment losses		(240)	—	—	(117)	117	86	(154)
Of which addition		—	—	—	(118)	—	—	—
Liberation		—	—	—	1	—	—	—
		2,914	1,469	12	(1,370)	—	69	3,094
In 2020, 2019 and 2018, impairment losses of EUR 142 million, EUR 73 million and EUR 117 million, respectively, were recognised under Impairment or reversal of impairment on non-financial assets, net – intangible assets. This impairment losses are related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to adapt to the various regulatory changes and to transform or integrate businesses.